Expense Example - FidelityTax-FreeBondFund-PRO - FidelityTax-FreeBondFund-PRO - Fidelity Tax-Free Bond Fund - Fidelity Tax-Free Bond Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 26
3 years	115
5 years	221
10 years	$ 530